Schedule for Fixed Income Securities Based on Contractual Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Amortized cost
Due in one year or less	$ 425,248
Due after one year through five years	1,775,910
Due after five years through ten years	4,001,723
Due after ten years	2,136,575
Total before asset and mortgage-backed securities	8,339,456
Asset and mortgage-backed securities	892,400
Amortized Cost	9,231,856
Fair value
Due in one year or less	425,238
Due after one year through five years	1,779,194
Due after five years through ten years	4,060,017
Due after ten years	2,225,831
Total before asset and mortgage-backed securities	8,490,280
Asset and mortgage-backed securities	900,367
Total fixed maturities	$ 9,390,647